Transactions with Related Parties (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Transactions with Related Parties [Abstract]
Personnel compensation	$ 16,863	$ 12,878		$ 16,863
Board members' salaries and expenses	1,199	913		1,199
Bonuses or gratifications	16,057	11,920		16,057
Compensation in stock	1,923	146		1,923
Training expenses	3,842	163		68
Seniority compensation	2,039	1,133		3,842
Health funds	68	215		273
Other personnel expenses	273	681		773
Pension plans	773	872	[1]	2,039	[1]
Total	$ 43,037	$ 28,921		$ 43,037

[1]	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.